Trade and other payables (Tables)	6 Months Ended
Jun. 30, 2022
Trade and other payables
Summary of trade and other payables

Amounts falling due within one year:

	June 30,	December 31,
	2022	2021
	£ 000	£ 000
Trade payables	1,861	6,715
Accrued expenses	7,145	26,358
Social security and other taxes	602	7,145
Outstanding defined contribution pension costs	177	9
	9,785	40,227

Amounts falling due after more than one year:

	June 30,	December 31,
	2022	2021
	£ 000	£ 000
Deferred transaction fee payable	6,632	5,975